Adjustments to cash from operating activities	12 Months Ended
Mar. 31, 2021
Statement of cash flows [abstract]
Adjustments to cash from operating activities	Adjustments to cash from operating activities

(EUR thousand)	For the financial year ended March 31
Net deductible financial income (cost)	2021	2020	2019
Net change in capitalized financing costs (excl. yearly amortization)	(937)	(9)	—
Net change in interests payable	28	55	3
Net foreign exchange gains/(losses) on financing activities	(280)	3,105	861
Net foreign exchange gains/(losses)	(1,379)	(4,178)	(399)
Other finance income	2,121	1,650	1,403
Interest received	345	552	562
Other finance expenses	(2,203)	(5,947)	(3,501)
Total	(2,305)	(4,772)	(1,071)

(EUR thousand)	For the financial year ended March 31
Elimination of non-cash revenue and expenses included in Profit before tax	2021	2020	2019
Change in provisions	(22)	486	277
Change in the value of retirement benefit obligation	(976)	59	(712)
Changes in share-based payments	1,239	—	—
Put options	2,817	—	—
Impairment financial assets	—	0	101
Impairment tangible and intangible assets	1,676	—	—
Fair value (gain)/loss on derivative financial instruments	489	(894)	1
Profit/(loss) from participations in associated companies	1,056	1,839	—
Gain/(loss) on Share base payments and NC-PECS	—	1,771	1,053
Capital gain/loss tangible and intangible assets	696	—	—
Other	649	(322)	485
Total	7,624	2,939	1,205
Cash flows from changes in working capital

(EUR thousand)	For the financial year ended March 31
	2021	2020	2019
Trade receivables	111,033	105,169	20,792
Other current receivables	3,450	14,690	(15,579)
Prepaid expenses	3,023	6,890	(540)
(Increase) / Decrease in operating receivables	117,506	126,749	4,673
Trade payables	(89,462)	(25,432)	(7,040)
Other current liabilities	(1,622)	(14,795)	10,888
Accrued liabilities	(6,579)	2,458	(5,200)
Increase / (decrease) in operating payables	(97,663)	(37,769)	(1,352)
Cash flows from changes in working capital	19,843	88,980	3,321